13 FINANCIAL INSTRUMENTS: Schedule of exposure to Canadian currency (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Cash and cash equivalents	$ 135,049	$ 295,048
Accounts receivable	390,017	341,216
Accounts payable and accrued liabilities	(770,108)	(671,732)
Total	$ (245,042)	$ (35,468)